Structured entities - Narrative (Details) entity in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) entity	Dec. 31, 2024 GBP (£) entity
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	8
Loans and advances	£ 1,518,454	£ 1,491,765
Assets transferred to sponsored unconsolidated structured entities	1,060	890
Structured entities | Derivatives
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	641,837	712,793
Commercial paper (CP) and medium-term note conduits | Contractual Backstop Liquidity Facilities
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	21,000	23,900
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 4,000	£ 4,000
Securitisation vehicles
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity		5
Securitisation vehicles | Debt securities at amortised cost | Over one month but not more than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Lending | Debt securities at amortised cost | Stage 3 excluding POCI
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 0